As filed with the Securities and Exchange Commission on January 17, 2013
File No. 33-46080
811-06125

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

POST EFFECTIVE AMENDMENT NO. 26
TO
Form S-6
FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED
ON FORM N-8B-2

A.	Exact name of Trust:
SPDR S&P 500 ETF TRUST
(formerly known as SPDR TRUST SERIES 1 prior to January 27, 2010)
B.	Name of Depositor:
PDR SERVICES LLC
C.	Complete address of Depositor's principal executive office:
PDR SERVICES LLC
c/o NYSE Euronext
11 Wall Street
New York, New York 10005
D.	Name and complete address of agent for service:
Marija Willen, Esq.
PDR SERVICES LLC
c/o NYSE Euronext
11 Wall Street
New York, New York 10005
Copy to:
Nora M. Jordan, Esq.
Davis Polk & Wardwell LLP
450 Lexington Avenue
New York, New York 10017

It is proposed that this filing will become effective:
[X] on January 23, 2013 pursuant to paragraph (b) of Rule 485.
If appropriate, check the following box:
[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
E.	Title of securities being registered:
An indefinite number of Units pursuant to Rule 24f-2 under the Investment Company Act of 1940.
F.	Approximate date of proposed public offering:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.
☐ Check box if it is proposed that this filing will become effective on [date] at [time] pursuant to Rule 487.

Post-Effective Amendment No. 24 was initially scheduled to become effective on December 24, 2012 and subsequently extended to January 18, 2013, pursuant to the filing of Post-Effective Amendment No. 25.  This amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effectiveness of the above-referenced amendment until January 23, 2013.  The contents of the registrant's Post-Effective Amendment No. 24 under the Securities Act of 1933, filed on October 25, 2012, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant, SPDR S&P 500 ETF Trust, certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York, and State of New York, on the 17th day of January, 2013.

SPDR S&P 500 ETF TRUST
(Registrant)

By:	PDR Services LLC

By:	/s/ Joseph Mecane
Name: Joseph Mecane
Title: President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below on behalf of PDR Services LLC, the Depositor, by the following persons in the capacities and on the date indicated.

PDR SERVICES LLC

Name	Title/Office	Date
/s/ Joseph Mecane	President of PDR Services LLC*	January 17, 2013
Joseph Mecane

/s/ Laura Morrison	Senior Vice President of PDR Services LLC	January 17, 2013
Laura Morrison
____________
*	The President of PDR Services LLC also undertakes all the duties and responsibilities of, and performs all functions of, the principal financial officer of PDR Services LLC.